Property, Plant and Equipment - Summary of Variations in Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 16,453	€ 7,764	[1]	€ 6,324
Increase	(4,676)	10,429		1,459
Decrease	(56)	(1,741)		(18)
Translation adjustments	7
Reclassification	(80)
Ending balance	11,648	16,453		7,764	[1]
Gross
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	27,238	15,774		13,123
Increase	775	13,339		2,940
Decrease	(3,022)	(1,875)		(288)
Reclassification	(80)
Ending balance	24,911	27,238		15,774
Gross | Buildings on Non-freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,229	1,458		11
Increase		12,218
Reclassification	(62)	(1,447)		1,447
Ending balance	12,167	12,229		1,458
Gross | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,260	10,879		9,576
Increase	450	556		1,484
Decrease	(2,630)	(120)		(235)
Reclassification		(54)		54
Ending balance	9,080	11,260		10,879
Gross | Fittings and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,592	1,531		1,126
Increase	233	66		443
Decrease	(113)			(43)
Reclassification	(10)	(5)		5
Ending balance	1,703	1,592		1,531
Gross | Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	99	99		99
Ending balance	99	99		99
Gross | Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,669	1,446		1,954
Increase	69	227		200
Decrease	(194)	(15)		(5)
Reclassification	(11)	11		(702)
Ending balance	1,534	1,669		1,446
Gross | Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	389	361		357
Increase	8	31		8
Decrease	(68)	(3)		(4)
Ending balance	329	389		361
Gross | In progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		0		0
Increase	15	241		805
Decrease	(17)	(1,737)
Reclassification	2	1,496		(804)
Ending balance				0
Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,785)	(8,010)		(6,798)
Increase		(2,909)		(1,481)
Decrease		133		270
Ending balance		(10,785)		(8,010)
Accumulated Depreciation and Impairment | Buildings on Non-freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,216)	(1)		0
Increase		(1,215)		(1)
Ending balance		(1,216)		(1)
Accumulated Depreciation and Impairment | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,172)	(5,988)		(5,063)
Increase		(1,303)		(1,142)
Decrease		119		218
Ending balance		(7,172)		(5,988)
Accumulated Depreciation and Impairment | Fittings and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(875)	(769)		(722)
Increase		(105)		(91)
Decrease				43
Ending balance		(875)		(769)
Accumulated Depreciation and Impairment | Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(66)	(45)		(24)
Increase		(21)		(21)
Ending balance		(66)		(45)
Accumulated Depreciation and Impairment | Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,155)	(915)		(703)
Increase		(252)		(216)
Decrease		12		4
Ending balance		(1,155)		(915)
Accumulated Depreciation and Impairment | Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(303)	(292)		(285)
Increase		(13)		(11)
Decrease		3		4
Ending balance		(303)		€ (292)
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,785)
Increase	(3,279)
Decrease	2,967
Translation adjustments	7
Ending balance	(11,090)	(10,785)
Accumulated Depreciation | Buildings on Non-freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,216)
Increase	(1,398)
Decrease	10
Ending balance	(2,603)	(1,216)
Accumulated Depreciation | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,172)
Increase	(1,368)
Decrease	2,588
Translation adjustments	0
Ending balance	(5,952)	(7,172)
Accumulated Depreciation | Fittings and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(875)
Increase	(218)
Decrease	107
Translation adjustments	4
Ending balance	(982)	(875)
Accumulated Depreciation | Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(66)
Increase	(20)
Ending balance	(85)	(66)
Accumulated Depreciation | Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,155)
Increase	(260)
Decrease	193
Translation adjustments	4
Ending balance	(1,217)	(1,155)
Accumulated Depreciation | Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(303)
Increase	(15)
Decrease	68
Translation adjustments	(1)
Ending balance	(251)	€ (303)
Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Increase	(2,172)
Ending balance	(2,172)
Impairment | Buildings on Non-freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Increase	(1,182)
Ending balance	(1,182)
Impairment | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Increase	(866)
Ending balance	(866)
Impairment | Fittings and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Increase	(93)
Ending balance	(93)
Impairment | Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Increase	(27)
Ending balance	(27)
Impairment | Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Increase	(3)
Ending balance	€ (3)

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.